Commitments	12 Months Ended
Dec. 31, 2025
Commitments
Commitments

24.   COMMITMENTS

CEMIG and its subsidiaries have contractual obligations and commitments not yet incurred, therefore not recognized in these financial statements, which mainly include the purchase of electricity, as shown in the table below:

	2026	2027	2028	2029	2030	2031 onwards	Total
Purchase of energy from Itaipu	1,208	1,226	1,235	1,257	1,266	20,687	26,879
Purchase of energy – auctions	5,306	4,910	4,899	4,997	5,168	56,630	81,910
Purchase of energy – ‘bilateral contracts’	105	-	-	-	-	-	105
Quotas of Angra 1 and Angra 2	197	199	199	199	197	3,079	4,070
Transport of energy from Itaipu	229	234	213	193	200	3,651	4,720
Other energy purchase contracts	6,650	5,055	3,357	3,002	2,942	22,660	43,666
Physical quota guarantees	853	811	761	761	761	12,182	16,129
Total	14,548	12,435	10,664	10,409	10,534	118,889	177,479

The payment flows for leases, loans and suppliers are presented in Explanatory Notes 16 and 15.